          RUSSELL INSURANCE FUNDS

          Russell Insurance Funds is a "series mutual fund" with four different investment portfolios. These financial statements report on four Funds, each of which has distinct investment objectives and strategies.


          FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

          Responsible for overall management and administration of the Funds.


          FRANK RUSSELL COMPANY

          Consultant to Frank Russell Investment Management Company.

                               RUSSELL INSURANCE FUNDS

                                  SEMIANNUAL REPORT

                              JUNE 30, 1998 (UNAUDITED)


                                  TABLE OF CONTENTS



                                                                   Page

     Multi-Style Equity Fund . . . . . . . . . . . . . . . . . .     2

     Aggressive Equity Fund. . . . . . . . . . . . . . . . . . .    10

     Non-US Fund . . . . . . . . . . . . . . . . . . . . . . . .    20

     Core Bond Fund. . . . . . . . . . . . . . . . . . . . . . .    30

     Notes to Financial Statements . . . . . . . . . . . . . . .    38

     Manager, Money Managers and Service Providers . . . . . . .    44


RUSSELL INSURANCE FUNDS
Copyright -C- Frank Russell Company 1998. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. This material must be accompanied or preceded by a current Russell Insurance Funds' Prospectus containing complete information concerning the investment objectives and operations of the Funds, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Russell Insurance Funds.

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 91.9%
AUTO AND TRANSPORTATION - 4.3%
AMR Corp. (a)                                             5,500     $      458
Delta Air Lines, Inc.                                     3,400            440
Ford Motor Co.                                           11,400            673
Northwest Airlines Corp. Class A (a)                      8,800            339
UAL Corp. (a)                                             3,300            257
                                                                    ----------

                                                                         2,167
                                                                    ----------

CONSUMER DISCRETIONARY - 15.5%
Carnival Corp. Class A                                   13,900            551
Dayton Hudson Corp.                                      13,200            640
Disney (Walt) Co.                                         6,000            630
Eastman Kodak Co.                                         5,098            372
Federated Department Stores, Inc. (a)                     6,999            377
Gannett Co., Inc.                                         4,900            348
Hasbro, Inc.                                              6,600            260
Home Depot, Inc. (The)                                   11,100            922
JC Penney & Co., Inc.                                     6,500            470
Kohl's Corp. (a)                                          4,300            223
MediaOne Group, Inc. (a)                                 17,200            756
Sears Roebuck & Co.                                       5,000            305
Tele-Communications, Inc. Series A New (a)               10,700            415
Time Warner, Inc.                                         4,000            342
Tribune Co.                                               6,200            427
Wal-Mart Stores, Inc.                                     5,400            328
Whirlpool Corp.                                           6,700            461
                                                                    ----------

                                                                         7,827
                                                                    ----------

CONSUMER STAPLES - 5.8%
Anheuser-Busch Cos., Inc.                                 7,600            359
Campbell Soup Co.                                         3,600            191
Coca-Cola Co. (The)                                       2,500            214
Colgate-Palmolive Co.                                     3,700            326
ConAgra, Inc.                                            11,600            367
Gillette Co.                                              2,000            113
PepsiCo, Inc.                                             9,300            383
Philip Morris Cos., Inc.                                 25,000            984
                                                                    ----------

                                                                         2,937
                                                                    ----------

FINANCIAL SERVICES - 22.6%
Ahmanson (H.F.) & Co.                                    10,700            760
Allstate Corp.                                            5,700            522
American International Group, Inc.                        1,700            248
Associates First Capital Corp. Class A                    8,527            656
BankAmerica Corp.                                         7,100            614
Bankers Trust New York Corp.                              1,700            197
Chase Manhattan Corp.                                    11,700            883
Citicorp                                                  4,900            731
Federal National Mortgage Association                    12,600            766
Fleet Financial Group, Inc.                               6,100            509
Hartford Financial Services Group, Inc. (The)             2,700            309
Household International Corp.                             6,200            308
MBNA Corp.                                               19,100            630
Merrill Lynch & Co., Inc.                                 3,450            318
MGIC Investment Corp.                                     1,400             80
Morgan Stanley, Dean Witter, Discover and Co.            16,300          1,489
NationsBank Corp.                                        16,600          1,270
Progressive Corp.                                         1,900            268
Ryder System, Inc.                                        6,800            215
Transamerica Financial Corp.                              2,100            242
Travelers, Inc.                                           5,607            340
                                                                    ----------

                                                                        11,355
                                                                    ----------

HEALTH CARE - 9.2%
Aetna, Inc.                                               5,900            449
Baxter International, Inc.                                5,800            312
Bristol-Myers Squibb Co.                                  8,400            966
Columbia/HCA Healthcare Corp.                            12,000            350
Humana, Inc. (a)                                          3,400            106
Merck & Co., Inc.                                         3,300            441
Pfizer, Inc.                                              4,800            522
Schering-Plough Corp.                                     9,900            907
U.S. Surgical Corp.                                         700             32
United Healthcare Corp.                                   8,900            565
                                                                    ----------

                                                                         4,650
                                                                    ----------

INTEGRATED OILS - 4.3%
Amerada Hess Corp. NPV                                    6,400            348
Ashland, Inc.                                             1,215             63
Atlantic Richfield Co.                                    3,100            242
Coastal Corp.                                             3,500            244
Exxon Corp.                                               8,500            606
Mobil Corp.                                               3,600            276
Texaco, Inc.                                              6,200            370
                                                                    ----------

                                                                         2,149
                                                                    ----------

MATERIALS AND PROCESSING - 3.6%
Eastman Chemical Co.                                      2,200            137
FMC Corp. (a)                                             2,800            191
International Paper Co.                                   5,900            254


2  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Reynolds Metals Co.                                       4,100     $      229
Tyco International, Ltd.                                 16,000          1,008
                                                                    ----------

                                                                         1,819
                                                                    ----------

OTHER ENERGY - 1.2%
Halliburton Co.                                           9,100            406
Schlumberger, Ltd.                                        2,700            184
                                                                    ----------

                                                                           590
                                                                    ----------

PRODUCER DURABLES - 3.6%
Caterpillar, Inc.                                         2,200            116
Foster Wheeler Corp.                                      7,100            152
General Electric Co.                                      6,000            546
Honeywell, Inc.                                           1,200            100
United Technologies Corp.                                 3,600            333
Xerox Corp.                                               5,300            539
                                                                    ----------

                                                                         1,786
                                                                    ----------

TECHNOLOGY - 10.8%
Cisco Systems, Inc. (a)                                  12,200          1,123
COMPAQ Computer Corp.                                    17,500            497
Dell Computer Corp. (a)                                  11,400          1,057
Electronic Data Systems Corp.                            12,310            492
Ericsson (LM) Telephone Co. Class B - ADR                 7,100            203
Hewlett-Packard Co.                                       3,500            210
Intel Corp.                                               3,200            237
International Business Machines Corp.                     6,100            700
Lucent Technologies, Inc.                                 1,400            117
Microsoft Corp. (a)                                       5,000            542
Tellabs, Inc. (a)                                         3,200            229
                                                                    ----------

                                                                         5,407
                                                                    ----------

UTILITIES - 11.0%
Airtouch Communications, Inc. (a)                        19,500          1,139
AT&T Corp.                                               11,200            640
Bell Atlantic Corp.                                      13,580            620
Consolidated Edison, Inc.                                 6,600            304
Edison International                                      6,700            198
FPL Group, Inc.                                           3,900            246
GTE Corp.                                                 7,104            395
MCI Communications Corp.                                  2,000            116
PacifiCorp.                                              12,900            292
PG&E Corp.                                               16,230            512
SBC Communications, Inc.                                  9,800            392
WorldCom, Inc. (a)                                       13,600            657
                                                                    ----------

                                                                         5,511
                                                                    ----------

TOTAL COMMON STOCKS
(cost $39,551)                                                          46,198
                                                                    ----------

PREFERRED STOCKS - 2.6%
Nokia Corp. - ADR                                        17,800          1,291
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $907)                                                              1,291
                                                                    ----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------
SHORT-TERM INVESTMENTS - 5.5%
Federated Prime Cash Obligation Fund (b)             $    2,595          2,595
United States Treasury Notes (b)(c)
   5.250% due 07/31/98                                      200            200
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,795)                                                            2,795
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $43,253)(d) - 100.0%                                   50,284

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                   8
                                                                    ----------

NET ASSETS - 100.0%                                                 $   50,292
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.

Abbreviations:
ADR - American Depository Receipt
NPV - No Par Value


        The accompanying notes are an integral part of the financial statements.

                                                      Multi-Style Equity Fund  3

MULTI-STYLE EQUITY FUND

June 30, 1998 (Unaudited)


                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
                                                      CONTRACTS        (000)
                                                     ----------    ------------
FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Index Futures Contracts
   expiration date 09/98                                      6     $       39
                                                                    ----------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased (#)                                          $       39
                                                                    ----------
                                                                    ----------

(#) At June 30, 1998, United States Treasury Notes valued at $200 were held as collateral in connection with futures contracts purchased by the Fund.


        The accompanying notes are an integral part of the financial statements.

4  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)

ASSETS
Investments at market (identified cost $43,252,863)(Note 2)  . . . . . . . . . . . . . . . . . . . . . .      $   50,284,448
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              65,852
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             210,252
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,632
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          50,565,184

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      150,974
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .              45,333
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              66,509
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .              10,850
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             273,666
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   50,291,518
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       43,265
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,974,121
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,031,585
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              38,775
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              33,504
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          40,170,268
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   50,291,518
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($50,291,518 divided by 3,350,436 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        15.01
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

                                                      Multi-Style Equity Fund  5

MULTI-STYLE EQUITY FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)

INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      283,467
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,949
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             288,416

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      136,051
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              51,781
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,455
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,136
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,872
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,169
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                 533
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,392
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .             230,389
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .             (69,919)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             160,470
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             127,946
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,927,773
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              74,322           3,002,095
                                                                                          --------------

Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,077,539
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              41,700           3,119,239
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,121,334
                                                                                                              --------------


Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $    6,249,280
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

6  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       FOR THE SIX MONTHS      FOR THE PERIOD
                                                                                      ENDED JUNE 30, 1998   JANUARY 2, 1997* TO
                                                                                           (UNAUDITED)       DECEMBER 31, 1997
                                                                                      -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           127,946   $           146,483
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,002,095               581,770
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .            3,119,239             3,951,121
                                                                                      -------------------   -------------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .            6,249,280             4,679,374
                                                                                      -------------------   -------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (125,686)             (105,478)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .             (609,744)                   --
                                                                                      -------------------   -------------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .             (735,430)             (105,478)
                                                                                      -------------------   -------------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 5). . . .           21,138,660            19,040,112
                                                                                      -------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .           26,652,510            23,614,008
NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           23,639,008                25,000
                                                                                      -------------------   -------------------

  End of period (including undistributed net investment income of
     $43,265 and $41,005, respectively). . . . . . . . . . . . . . . . . . . . . . .  $        50,291,518   $        23,639,008
                                                                                      -------------------   -------------------
                                                                                      -------------------   -------------------


* Commencement of Operations.

        The accompanying notes are an integral part of the financial statements.

                                                      Multi-Style Equity Fund  7

MULTI-STYLE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each of the periods and other performance information derived from the financial statements.

                                                                                           1998*         1997**
                                                                                        ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .    $    12.78     $    10.00
                                                                                        ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .04            .09
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . .          2.51           2.75
                                                                                        ----------     ----------

Total Income From Investment Operations. . . . . . . . . . . . . . . . . . . . . . .          2.55           2.84
                                                                                        ----------     ----------
LESS DISTRIBUTIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.05)          (.06)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .          (.27)            --
                                                                                        ----------     ----------
     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.32)          (.06)
                                                                                        ----------     ----------

Net Asset Value, End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    15.01     $    12.78
                                                                                        ----------     ----------
                                                                                        ----------     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20.31          28.53

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . .        50,292         23,639

  Ratios to average net assets (%)(b):
     Operating expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .92            .92
     Operating expenses, gross . . . . . . . . . . . . . . . . . . . . . . . . . . .          1.32           1.61
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .73            .76

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .         91.42          64.95

*   For the six months ended June 30, 1998 (Unaudited).
**  For the period January 2, 1997 (commencement of operations) to
    December 31, 1997.
(a) The total return for the period is not annualized.
(b) The ratios for the periods ended June 30, 1998 and December 31, 1997 are annualized.


8  Multi-Style Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 93.1%
AUTO AND TRANSPORTATION - 7.5%
Airborne Freight Corp.                                    5,400     $      188
Alaska Air Group, Inc. (a)                                5,000            273
Arvin Industries, Inc.                                    6,500            236
Avondale Industries, Inc. (a)                               600             16
Barnes Group, Inc.                                        3,600             97
CNF Transportation, Inc.                                    700             30
Federal-Mogul Corp.                                         500             34
Fleetwood Enterprises, Inc.                               3,200            128
Landstar Systems, Inc. (a)                                1,600             56
M.S. Carriers, Inc. (a)                                   1,800             49
Midwest Express Holdings, Inc. (a)                          900             32
Modine Manufacturing Co.                                  3,100            107
MotivePower Industries, Inc. (a)                          1,500             37
Navistar International Corp. (a)                          3,700            107
Simpson Industries, Inc.                                  1,900             26
Trinity Industries, Inc.                                  1,900             79
USFreightways Corp.                                       2,400             79
Winnebago Industries, Inc.                                2,500             32
                                                                    ----------

                                                                         1,606
                                                                    ----------

CONSUMER DISCRETIONARY - 20.5%
Aaron Rents, Inc.                                           600             12
Abacus Direct Corp. (a)                                     700             36
Ames Department Stores, Inc. New (a)                      4,000            105
Anchor Gaming (a)                                           700             54
Authentic Fitness Corp.                                   2,600             41
Barnes & Noble, Inc. (a)                                  1,600             60
Barra, Inc. (a)                                           1,050             26
Best Buy Co. (a)                                          3,800            137
BHC Communications, Inc. Class A                            100             14
Bob Evans Farms, Inc.                                     5,200            110
Bowne & Co., Inc.                                         4,500            203
Brinker International, Inc. (a)                           4,800             92
Buckle, Inc. (The) (a)                                    1,200             35
CapStar Hotel Co. (a)                                       700             20
Cato Corp. Class A                                        3,400             59
Chris Craft Industries, Inc. (a)                            618             34
CKE Restaurants, Inc.                                     1,210             50
Computer Horizons Corp. (a)                                 500             19
Computer Task Group, Inc.                                   800             27
Copart, Inc. (a)                                          1,700             39
Cox Radio, Inc. Class A (a)                               1,500             65
Day Runner, Inc. (a)                                      2,000             50
Department 56, Inc. (a)                                   2,200             78
Dress Barn, Inc. (a)                                      3,300             82
Fingerhut Cos., Inc.                                      2,400             79
Foodmaker, Inc. (a)                                       5,100             86
Footstar, Inc. (a)                                          700             34
Furniture Brands International, Inc. (a)                  1,900             53
Genesco, Inc. (a)                                         4,100             67
Goody's Family Clothing, Inc. (a)                         2,400            131
Grand Casinos, Inc. (a)                                   4,600             77
Grey Advertising                                            300            119
ITT Educational Services, Inc. (a)                        1,200             39
Leasing Solutions, Inc. (a)                               1,100             32
Legato Systems, Inc. (a)                                  1,000             39
Libbey, Inc.                                                400             15
Linens 'N Things, Inc. (a)                                7,300            223
Media General, Inc. Class A                               2,100            102
Merrill Corp.                                             2,400             53
Michaels Stores, Inc. (a)                                   500             18
Mine Safety Appliances Co.                                1,600            115
Musicland Stores Corp. (a)                                3,600             50
Neiman-Marcus Group, Inc. (a)                             3,800            165
On Assignment, Inc. (a)                                     600             21
Oshkosh B' Gosh, Inc. Class A                             2,100             93
Outback Steakhouse, Inc. (a)                              3,600            140
Pacific Sunwear of California (a)                           600             21
Payless ShoeSource, Inc. (a)                              1,900            140
Pittston Brink's Group                                      400             15
Plantronics, Inc. New (a)                                   700             36
Pulitzer Publishing Co.                                   1,300            116
Regis Corp.                                               2,800             82
Ross Stores, Inc.                                         3,000            129
Russ Berrie & Co., Inc.                                   3,100             78
Ryan's Family Steak Houses, Inc. (a)                      4,800             49
Showbiz Pizza Time, Inc. (a)                                600             24
Snyder Communications, Inc. (a)                             500             22
Sonic Corp. (a)                                           2,250             50
StaffMark, Inc. (a)                                       2,000             73
Tiffany & Co.                                             2,100            101
Transaction Network Services, Inc. (a)                    2,000             42
United Stationers, Inc. (a)                               1,300             84
Univision Communications, Inc. Class A (a)                1,200             45
WestPoint Stevens, Inc. (a)                               1,600             53
Wet Seal, Inc. Class A (The) (a)                          1,300             41
                                                                    ----------

                                                                         4,400
                                                                    ----------

CONSUMER STAPLES - 2.7%
Coors (Adolph) Co. Class B                                  800             27
Dial Corp. New                                            1,500             39
Earthgrains Co.                                           2,000            112
Genovese Drug Stores, Inc. Class A                        1,210             24
Michael Foods, Inc.                                       2,700             79
Pilgrim's Pride Corp.                                     3,000             60
Smithfield Foods, Inc. (a)                                  600             18


10  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Universal Corp.                                           2,100     $       79
Universal Foods Corp.                                     4,000             89
Whole Foods Market, Inc. (a)                                900             54
                                                                    ----------

                                                                           581
                                                                    ----------

FINANCIAL SERVICES - 20.0%
Acceptance Insurance Companies, Inc. (a)                  2,300             56
Alfa Corp.                                                1,800             37
Alleghany Corp. (a)                                         400             93
Ambac Financial Group, Inc.                               2,400            140
American Annuity Group, Inc.                              1,500             36
Area Bancshares Corp. New                                 1,400             48
BSB Bancorp, Inc.                                           400             12
Centura Banks, Inc.                                         200             13
Chicago Title Corp. (a)                                   1,200             55
CMAC Investment Corp.                                       400             25
CNB Bancshares, Inc.                                      2,300            110
Comdisco, Inc.                                            4,300             82
CORT Business Services Corp. (a)                          3,100             98
Cullen Frost Bankers, Inc.                                  900             49
Dain Rauscher Corp.                                         300             16
Delphi Financial Group, Inc. (a)                          2,766            156
E.W. Blanch Holdings, Inc.                                1,300             48
Eaton Vance Corp.                                         1,500             69
Envoy Corp. New (a)                                         600             28
Everest Reinsurance Holdings, Inc.                        1,100             42
FBL Financial Group, Inc. Class A                         1,300             33
First American Corp.                                        702             34
First American Financial Corp.                            1,900            171
First Citizens BancShares, Inc.                             300             30
First Financial Corp. - Indiana                             300             15
FirstFed Financial Corp. (a)                              1,600             83
Fiserv, Inc. (a)                                            300             13
Foremost Corp. of America                                 3,000             72
Fremont General Corp.                                     1,400             76
Fund American Cos., Inc.                                    100             15
Gallagher (Arthur J.) & Co.                               1,900             85
GATX Corp.                                                5,300            233
GBC Bancorp                                               3,000             80
Horace Mann Educators Corp.                                 600             21
HSB Group, Inc.                                           2,250            120
Imperial Bancorp (a)                                      1,155             35
Jefferies Group, Inc.                                     2,600            107
JSB Financial, Inc.                                         600             35
McGrath RentCorp                                          4,000             85
Mercantile Bankshares Corp.                               3,000            104
Merchants New York Bancorp, Inc.                          1,800             67
Mississippi Valley Bancshares, Inc.                         400             16
NAC Reinsurance Corp.                                     1,900            102
National Bancorp of Alaska, Inc.                          2,400             74
National Western Life Insurance Co. Class A (a)             300             36
NBT Bancorp, Inc.                                         1,200             31
North Fork Bancorporation, Inc.                           2,393             58
Ocwen Financial Corp. (a)                                   500             13
Orion Capital Corp.                                       1,200             67
Pioneer Group, Inc.                                       2,600             68
Poe & Brown, Inc.                                         2,800            104
Policy Management Systems Corp. (a)                       2,800            110
Raymond James Financial, Inc.                               675             20
RLI Corp.                                                 1,250             51
Rollins Truck Leasing Corp.                               7,800             97
SEI Corp.                                                   500             31
Selective Insurance Group, Inc.                           1,000             22
SPS Transaction Services, Inc. (a)                        2,400             75
TR Financial Corp.                                        2,400            100
Triangle Bancorp, Inc.                                      500             16
U.S. Trust Corp. New                                      2,300            175
USBANCORP, Inc.                                             800             62
Valley National Bancorp                                     875             25
Value Line, Inc.                                          1,900             72
Webster Financial Corp.                                     800             27
XTRA Corp.                                                1,900            115
                                                                    ----------

                                                                         4,294
                                                                    ----------

HEALTH CARE - 5.0%
Alpharma, Inc. Class A                                    3,000             66
Arterial Vascular Engineering, Inc. (a)                   1,200             43
Bergen Brunswig Corp. Class A                             3,100            144
Bindley Western Industries, Inc.                          2,133             70
Datascope Corp. (a)                                       1,900             51
Health Care & Retirement Corp. (a)                        1,800             71
Immunex Corp. New (a)                                       500             33
Integrated Health Services, Inc.                          3,000            113
Mariner Health Group, Inc. (a)                            3,500             58
Marquette Medical Systems, Inc. Class A (a)               2,100             54
Organogenesis, Inc. (a)                                     875             17
Patterson Dental Co. (a)                                    450             16
Safeskin Corp. (a)                                          400             16
Shared Medical Systems                                    1,300             95
Theragenics Corp. (a)                                       600             16
Universal Health Services, Inc. Class B (a)               3,500            204
                                                                    ----------

                                                                         1,067
                                                                    ----------


                                                      Aggressive Equity Fund  11

AGGRESSIVE EQUITY FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
INTEGRATED OILS - 0.7%
Holly Corp.                                                 800     $       20
Lyondell Petrochemical Co.                                4,000            122
                                                                    ----------

                                                                           142
                                                                    ----------

MATERIALS AND PROCESSING - 12.8%
ACX Technologies, Inc. (a)                                3,000             65
Ameron, Inc.                                                300             17
AptarGroup, Inc.                                            700             44
Bowater, Inc.                                             1,100             52
Brush Wellman, Inc.                                       1,100             23
Centex Corp.                                              6,600            249
Crompton & Knowles Corp.                                  4,700            118
Dexter Corp.                                              1,700             54
Giant Cement Holding, Inc. (a)                              900             26
Granite Construction, Inc.                                1,900             58
Guilford Mills, Inc.                                      3,000             60
Hughes Supply, Inc.                                       2,400             88
Interface, Inc.                                           4,200             85
International Specialty Products (a)                      5,800            108
Lafarge Corp.                                             3,500            138
Lone Star Industries, Inc.                                1,100             85
Martin Marietta Materials, Inc.                           1,500             68
Millennium Chemicals, Inc.                                  900             30
Mohawk Industries, Inc. (a)                               3,050             97
New England Business Service, Inc.                        1,500             48
NL Industries, Inc.                                         900             18
Oneida, Ltd.                                              2,400             74
Scotts Co. (The) Class A (a)                              2,300             86
Shaw Group, Inc. (The) (a)                                1,400             36
Simpson Manufacturing Co., Inc. (a)                       1,400             54
Southdown, Inc.                                           3,000            214
Spartech Corp.                                              600             13
SPS Technologies, Inc. (a)                                  400             23
Teleflex, Inc.                                            2,800            106
Texas Industries, Inc.                                    3,100            164
TJ International, Inc.                                    1,500             45
US Industries, Inc. New                                   2,250             56
Vulcan Materials Co.                                      1,000            107
Webb (Del E.) Corp.                                       2,200             57
Wellman, Inc.                                             5,000            113
Wolverine Tube, Inc. (a)                                  1,800             68
                                                                    ----------

                                                                         2,747
                                                                    ----------

OTHER ENERGY - 2.0%
BEC Energy (a)                                            3,700            154
BJ Services Co. (a)                                       1,400             41
Cooper Cameron Corp. (a)                                    700             36
Enron Oil & Gas Co.                                       6,600            133
Penn Virginia Corp.                                         700             18
RPC, Inc.                                                 1,400             17
Varco International, Inc. (a)                               900             18
Veritas DGC, Inc. (a)                                       400             20
                                                                    ----------

                                                                           437
                                                                    ----------

PRODUCER DURABLES - 5.8%
Aeroquip-Vickers, Inc.                                      600             35
AFC Cable Systems, Inc. (a)                               1,375             49
C&D Technologies, Inc.                                      300             17
Cincinnati Milacron, Inc.                                 3,400             83
Cordant Technologies, Inc.                                1,000             46
CTS Corp.                                                 2,400             71
Daniel Industries, Inc.                                   2,700             51
Ducommun, Inc. (a)                                        3,450             69
Encore Wire Corp. (a)                                     1,050             17
Fluke Corp.                                                 600             20
Franklin Electric Co., Inc.                                 500             33
GenCorp, Inc.                                             4,200            106
Gleason Corp.                                               800             23
Kuhlman Corp.                                             1,900             75
Mathews International Corp. Class A                         800             19
Miller (Herman), Inc.                                     1,800             44
National Service Industries, Inc.                         1,000             51
SPX Corp. (a)                                             1,700            109
Standard Pacific Corp.                                    3,200             66
Superior TeleCom, Inc.                                    3,000            125
Tektronix, Inc.                                           2,800             99
Watts Industries, Inc. Class A                            2,400             50
                                                                    ----------

                                                                         1,258
                                                                    ----------

TECHNOLOGY - 8.3%
Anixter International, Inc. (a)                           5,100             97
Aspect Development, Inc. (a)                                600             45
Aspen Technology, Inc. (a)                                  700             35
Autodesk, Inc.                                            2,700            104
Avid Technology, Inc. (a)                                 2,300             77
Cambridge Technology Partners, Inc. (a)                     700             38
CHS Electronics, Inc. (a)                                   600             11
Ciber, Inc. (a)                                             600             23
Citrix Systems, Inc. (a)                                  1,050             71
Electro Rent Corp. (a)                                    3,400             76
Esterline Corp. (a)                                       3,800             79
FileNet Corp. (a)                                         2,800             80
Learning Co., Inc. (The) (a)                                600             18
National Computer Systems, Inc.                           3,000             72


12  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Park Electrochemical Corp.                                1,200     $       25
PMC - Sierra, Inc. (a)                                      600             28
Sanmina Corp. (a)                                         1,800             78
Siebel Systems, Inc. (a)                                  2,700             87
Symantec Corp. (a)                                        4,100            107
Symbol Technologies, Inc.                                 2,800            106
Systems & Computer Technology Corp. (a)                   4,200            113
Telxon Corp.                                              2,800             90
Tracor, Inc. New (a)                                      1,800             72
Transaction Systems Architects, Inc. Class A (a)            900             35
Veritas Software Corp. (a)                                1,350             56
Volt Information Sciences, Inc. (a)                         200              5
Whittman-Hart, Inc. (a)                                   1,000             48
Zebra Technologies Corp. Class A (a)                      2,700            115
                                                                    ----------

                                                                         1,791
                                                                    ----------

UTILITIES - 7.8%
Black Hills Corp.                                         1,950             45
Cellular Communications International, Inc. (a)             750             37
Central Hudson Gas & Electric Corp.                       1,600             73
Comsat Corp. Series 1                                     2,000             57
Eastern Utilities Associates                              1,100             29
Energen Corp.                                             7,900            159
Energy East Corp. (a)                                     5,900            246
MDU Resources Group, Inc.                                   400             14
MidAmerican Energy Holdings Co.                           1,300             28
Minnesota Power & Light Co.                               1,900             76
National Fuel & Gas Co.                                   2,100             92
NIPSCO Industries, Inc.                                   4,200            118
NUI Corp.                                                 1,800             46
OGE Energy Corp.                                          2,000             54
Pacific Gateway Exchange, Inc. (a)                          700             28
Rochester Gas & Electric Corp.                            3,800            121
UGI Corp.                                                 2,700             67
United Illuminating Co.                                   3,300            167
United States Cellular Corp. (a)                          4,200            129
WICOR, Inc.                                               3,600             83
                                                                    ----------

                                                                         1,669
                                                                    ----------

TOTAL COMMON STOCKS
(cost $17,013)                                                          19,992
                                                                    ----------

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
SHORT-TERM INVESTMENTS - 7.2%
Federated Prime Cash Obligaton Fund (b)              $    1,505     $    1,505
United States Treasury Notes
   5.250% due 07/31/98 (b)(c)                                50             50
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,555)                                                            1,555
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $18,568)(d) - 100.3%                                   21,547

OTHER ASSETS AND LIABILITIES,
NET - (0.3%)                                                               (69)
                                                                    ----------

NET ASSETS - 100.0%                                                 $   21,478
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.


        The accompanying notes are an integral part of the financial statements.

                                                      Aggressive Equity Fund  13

AGGRESSIVE EQUITY FUND

June 30, 1998 (Unaudited)


                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
                                                      CONTRACTS        (000)
                                                     ----------    ------------
FUTURES CONTRACTS
(Notes 2 and 3)

S&P 400 Midcap Index Futures Contracts
  expiration date 09/98                                       6     $       25
                                                                    ----------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                           $       25
                                                                    ----------
                                                                    ----------

(#) At June 30, 1998, United States Treasury Notes valued at $50 were held as collateral in connection with futures contracts purchased by the Fund.

        The accompanying notes are an integral part of the financial statements.

14  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)

ASSETS
Investments at market (identified cost $18,567,560)(Note 2)  . . . . . . . . . . . . . . . . . . . . . .      $   21,547,342
Dividends and interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              20,473
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,632
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          21,572,447

LIABILITIES
Payables:
  Accrued fees to affiliates (Note 4)  . . . . . . . . . . . . . . . . . . . . . . .      $       47,960
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              45,802
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                 900
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              94,662
                                                                                                              --------------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   21,477,785
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,599
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             649,782
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,979,782
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,200
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              15,952
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          17,805,470
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   21,477,785
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($21,477,785 divided by 1,595,188 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        13.46
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

                                                      Aggressive Equity Fund  15

AGGRESSIVE EQUITY FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)

INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      127,780
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,330
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             129,110

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       86,722
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              43,566
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,768
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,993
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 996
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,169
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                 533
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,738
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .             161,485
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .             (47,378)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             114,107
                                                                                                              --------------


Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              15,003
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             650,111
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,847             658,958
                                                                                          --------------

Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             463,644
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              19,250             482,894
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,141,852
                                                                                                              --------------


Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $    1,156,855
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

16  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                                       FOR THE SIX MONTHS      FOR THE PERIOD
                                                                                      ENDED JUNE 30, 1998   JANUARY 2, 1997* TO
                                                                                           (UNAUDITED)       DECEMBER 31, 1997
                                                                                      -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            15,003   $            48,134
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              658,958             1,098,319
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .              482,894             2,522,089
                                                                                      -------------------   -------------------
     Net increase (decrease) in net assets resulting from operations . . . . . . . .            1,156,855             3,668,542
                                                                                      -------------------   -------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (16,576)              (44,962)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .           (1,107,495)                   --
                                                                                      -------------------   -------------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .           (1,124,071)              (44,962)
                                                                                      -------------------   -------------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 5). . . .            6,073,337            11,723,084
                                                                                      -------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .            6,106,121            15,346,664

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,371,664                25,000
                                                                                      -------------------   -------------------
  End of period (including undistributed net investment income of
     $1,599 and $3,172, respectively). . . . . . . . . . . . . . . . . . . . . . . .  $        21,477,785   $        15,371,664
                                                                                      -------------------   -------------------
                                                                                      -------------------   -------------------

* Commencement of operations.


       The accompanying notes are an integral part of the financial statements.

                                                     Aggressive Equity Fund  17

AGGRESSIVE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each of the periods and other performance information derived from the financial statements.

                                                                                                 1998*         1997**
                                                                                              ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .          $    13.45     $    10.00
                                                                                              ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .01            .04
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . .                 .89           3.45
                                                                                              ----------     ----------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . .                 .90           3.49
                                                                                              ----------     ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.01)          (.04)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .                (.88)            --
                                                                                              ----------     ----------

     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.89)          (.04)
                                                                                              ----------     ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .          $    13.46     $    13.45
                                                                                              ----------     ----------
                                                                                              ----------     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                7.01          35.07

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . .              21,478         15,372

  Ratios to average net assets (%)(b):
     Operating expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.25           1.25
     Operating expenses, gross . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.77           2.22
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .16            .39

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .              193.00          91.56

*   For the six months ended June 30, 1998 (Unaudited).
**  For the period January 2, 1997 (commencement of operations) to
    December 31, 1997.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1998 and December 31, 1997, are annualized.


18  Aggressive Equity Fund

NON-US FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 88.0%
AUSTRALIA - 1.6%
AMP, Ltd. (a)                                               680     $        8
Broken Hill Proprietary Co.                               6,100             52
CSR, Ltd.                                                 9,100             26
Mayne Nickless, Ltd.                                      5,239             28
National Australia Bank, Ltd.                             2,700             36
Southcorp Holdings, Ltd.                                  3,500             10
Telstra Corp., Ltd.                                       2,000              5
Western Mining Corp., Ltd.                               12,800             39
Westpac Banking Corp.                                     7,233             44
                                                                    ----------

                                                                           248
                                                                    ----------
AUSTRIA - 0.7%
Bank Austria AG                                           1,500            108
                                                                    ----------

                                                                           108
                                                                    ----------
BELGIUM - 0.5%
Delhaize-Le Lion NPV                                        390             27
PetroFina SA NPV                                            135             56
                                                                    ----------

                                                                            83
                                                                    ----------
DENMARK - 1.4%
Danisco                                                   1,200             81
GN Store Nord A/S                                         2,400             73
Jyske Bank AS (Regd)                                        200             24
Olicom A/S (a)                                            1,100             29
                                                                    ----------

                                                                           207
                                                                    ----------
FINLAND - 0.7%
Kymmene OY                                                1,000             28
Orion-Yhtyma OY Series B                                  1,760             54
Rautaruukki OY                                            2,500             19
                                                                    ----------

                                                                           101
                                                                    ----------
FRANCE - 10.3%
AXA - UAP                                                   482             54
Carrefour SA                                                148             94
Christian Dior                                              319             40
Cie de St. Gobain                                           276             51
Elf Aquitaine SA                                            730            103
Groupe Danone                                               200             55
L'Air Liquide                                               264             44
Lagardere Groupe (Regd)                                   1,452             60
Lyonnais Eaux Dumez                                         400             66
Paribas (a)                                               1,155            124
Peugeot SA                                                  327             70
Rhodia SA (a)                                             2,392             67
Sanofi SA                                                   493             58
SGS Thomson Microelectronics (a)                          2,000            142
Societe Generale                                            700            146
Thomson-CSF                                               1,000             38
Total Co. SA Class B                                        950            124
Union des Assurances Federales                              200             31
Vivendi                                                     882            187
                                                                    ----------

                                                                         1,554
                                                                    ----------
GERMANY - 11.8%
Adidas AG                                                   400             70
Allianz AG (Regd)                                           510            170
Bayer AG                                                  1,500             78
Bilfinger & Berger BAU AG                                   310             11
Continental AG                                            1,530             48
Deutsche Bank AG                                          1,663            141
Deutsche Lufthansa AG                                     4,170            105
Dresdner Bank AG                                          1,800             97
Karstadt AG                                                 200             97
Merck KGAA                                                  500             22
Muenchener Rueckversicherungs-Gesellschaft AG               250            124
ProSieben Media AG - ADR (a)                                 40              1
RWE AG                                                    3,100            184
SAP AG                                                      200            121
Schering AG                                                 790             93
SGL Carbon AG                                               500             58
Siemens AG                                                1,640            100
SKW Trostberg AG                                            940             34
Veba AG                                                   2,192            148
Volkswagen International AG                                  80             78
                                                                    ----------

                                                                         1,780
                                                                    ----------
HONG KONG - 1.5%
Dickson Concepts International, Ltd.                     14,500             20
Hong Kong & China Gas Co., Ltd.                          15,400             17
Hong Kong Electric Holding, Ltd.                          9,000             28
HSBC Holdings (UK Regd) PLC                               2,000             49
Hutchison Whampoa, Ltd.                                  12,000             63
New World Development Co., Ltd.                           7,000             14
Sun Hung Kai Properties, Ltd.                             8,000             34
                                                                    ----------

                                                                           225
                                                                    ----------


20  Non-US Fund

NON-US FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

IRELAND - 0.4%
Greencore Group PLC                                       5,100     $       28
Irish Life PLC                                            3,000             27
                                                                    ----------

                                                                            55
                                                                    ----------
ITALY - 3.3%
Assicurazioni Generali SPA                                2,800             91
Ente Nazionale Idrocarburi SPA (Regd)                    12,200             80
First Banco S. Paolo                                      6,500             94
Istituto Mobiliane Italiano SPA                           3,000             47
Mediolanum SPA                                            1,500             48
Telecom Italia SPA                                       28,700            139
                                                                    ----------

                                                                           499
                                                                    ----------
JAPAN - 17.4%
Asahi Bank, Ltd.                                         18,000             79
Bridgestone Tire Corp.                                    4,000             95
Canon, Inc.                                               3,000             68
Dai Nippon Ink & Chemical Corp.                          11,000             34
DDI Corp.                                                    19             66
Ebara Corp.                                               5,000             45
Fanuc Co.                                                 2,000             69
Fuji Photo Film Co.                                       2,000             70
Fujitsu, Ltd.                                            10,000            106
Hitachi, Ltd.                                             9,000             59
Honda Motor Co., Ltd.                                     2,000             71
Ito-Yokado Co., Ltd.                                      2,000             94
Japan Tobacco, Inc.                                           6             41
Mitsubishi Corp.                                         19,000            118
Mitsubishi Estate Co., Ltd.                               9,000             79
Mitsui Mining & Smelting                                 11,000             46
Mitsui Trust & Banking                                   15,000             35
Nichiei Co., Ltd.                                           900             61
Nippon Steel Corp.                                       16,000             28
Nippon Telegraph & Telephone Corp.                           16            133
Nippon Yusen                                             15,000             51
Nishimatsu Construction                                   8,000             39
Nomura Securities                                         4,000             47
Pioneer Electronics Corp.                                 3,000             57
Ricoh Co., Ltd.                                           3,000             32
San-In Godo Bank                                          6,000             39
Sanwa Bank                                                4,000             36
Sekisui Chemical Co., Ltd.                               11,000             56
Shin-Etsu Chemical Co.                                    3,000             52
Sony Corp.                                                1,400            121
Sony Music Entertainment, Inc.                            1,700             72
Takeda Chemical Industries                                4,000            107
Takefuji Corp.                                            1,800             83
Tokyo Electronics                                         1,000             31
Toppan Printing                                           1,000             11
Tostem Corp.                                              5,000             65
Toyota Motor Corp.                                        7,000            183
West Japan Railway Co.                                       19             70
Yamanouchi Pharmaceutical                                 4,000             85
                                                                    ----------

                                                                         2,634
                                                                    ----------
MALAYSIA - 0.4%
Genting Berhad                                            8,400             15
IOI Corporated Berhad                                    35,000             17
Malakoff Berhad                                          12,000             23
                                                                    ----------

                                                                            55
                                                                    ----------
NETHERLANDS - 5.5%
ING Groep NV                                              2,162            142
Koninklijke KPN NV (a)                                    1,900             73
Philips Electronics                                       1,590            134
Royal Dutch Petroleum Co.                                 2,600            144
Royal PTT Nederland NV                                      900             35
TNT Post Group NV (a)                                     1,900             49
Unilever NV                                               1,480            118
Vedior                                                    1,282             36
Vendex NV (a)                                             1,300             49
Wolters Kluwer CVA                                          400             54
                                                                    ----------

                                                                           834
                                                                    ----------
NEW ZEALAND - 0.2%
Telecom Corp. of New Zealand, Ltd.                        6,300             26
                                                                    ----------

                                                                            26
                                                                    ----------
NORWAY - 0.9%
Kvaerner Industries AS                                    1,000             34
Kvaerner Industries AS Series B                             640             20
Norsk Hydro AS                                              400             18
Nycomed Amersham PLC                                      8,000             59
                                                                    ----------

                                                                           131
                                                                    ----------
PORTUGAL - 0.6%
Bco Pinto & Sotto Mayor SA                                1,742             43
Portugal Telecom SA                                         950             51
                                                                    ----------

                                                                            94
                                                                    ----------


                                                                 Non-US Fund  21

NON-US FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

SINGAPORE - 0.4%
City Developments                                         4,000     $       11
Fraser & Neave                                            3,000              8
Singapore Airlines, Ltd. (Alien Market)                   4,000             19
Singapore Press Holdings, Ltd.
(Alien Market)                                            1,276              9
United Overseas Bank, Ltd. (Alien Market)                 6,000             18
                                                                    ----------

                                                                            65
                                                                    ----------
SPAIN - 1.5%
Banco Bilbao Vizcaya SA                                   1,100             56
Hidroelectrica del Cantabrico SA                            480             22
Iberdrola SA                                              7,300            119
Repsol SA                                                   600             33
                                                                    ----------

                                                                           230
                                                                    ----------
SWEDEN - 2.7%
Astra AB Series A                                         3,800             78
Autoliv, Inc.                                             2,420             77
Gambro AB Series B (a)                                    3,250             59
Skandia Forsakrings AB (a)                                3,630             52
SKF AB Series A                                           1,300             23
Stora Kopparbergs Bergslags Aktiebolag
Series A                                                  4,500             71
Svenska Handelsbank Series B Free                         1,100             49
                                                                    ----------

                                                                           409
                                                                    ----------
SWITZERLAND - 6.6%
ABB AG                                                       35             52
Holderbank Financiere Glarus AG (BR)                         72             92
Nestle SA (Regd)                                            120            257
Novartis AG (Regd.)                                          68            113
Roche Holdings Genusscheine AG NPV                           12            118
UBS AG (a)                                                  600            223
Zurich Versicherungsgesellschaft (Regd)                     230            147
                                                                    ----------

                                                                         1,002
                                                                    ----------
UNITED KINGDOM - 19.6%
B.A.T. Industries PLC                                     3,900             39
Barclays Bank PLC                                         1,328             38
BASS PLC                                                  3,485             65
Billiton PLC                                             26,200             53
British Airways PLC                                       5,500             60
British Petroleum Co. PLC                                 4,325             63
British Sky Broadcasting Group PLC                        6,000             43
British Telecom PLC                                       9,100            112
Burmah Castrol PLC                                          700             12
Cable & Wireless PLC                                      8,500            103
Cadbury Schweppes PLC                                     3,100             48
Compass Group PLC (a)                                     4,000             46
Diageo PLC                                                7,842             93
Glaxo Wellcome PLC                                        6,300            189
Glynwed International PLC                                11,800             49
Great University Stores PLC                               4,000             53
HSBC Holdings PLC                                         4,600            117
Kingfisher PLC                                            3,700             60
Lloyds TSB Group PLC                                     16,900            237
LucasVarity PLC                                          19,400             77
MEPC PLC                                                  3,500             31
MFI Furniture Group PLC                                  20,684             22
National Power PLC                                        3,700             35
Northern Rock PLC                                         4,000             35
Nycomed Amersham PLC (a)                                  3,619             27
Pilkington Brothers PLC                                  25,200             46
Powergen PLC                                              3,000             41
Prudential Corp. PLC                                      6,400             84
Racal Electronics PLC                                     8,300             47
Rank Group PLC                                            7,800             43
Reed International                                        4,500             41
RMC Group PLC                                             1,600             28
Royal & Sun Alliance Insurance
Group PLC                                                 9,000             93
Royal Bank of Scotland Group PLC                          4,300             75
Sainsbury (J.) PLC                                        8,100             72
Sears PLC                                                19,000             17
Shell Transportation & Trading PLC (Regd)                16,300            115
Smith & Nephew PLC                                       13,000             33
SmithKline Beecham PLC                                    6,000             73
Tomkins PLC                                              11,500             62
Unilever PLC                                              6,800             72
Vickers, Ltd. PLC                                         8,000             29
Vodafone Group PLC                                        8,400            107
Wessex Water PLC                                          8,000             61
Zeneca Group PLC                                          2,800            121
                                                                    ----------

                                                                         2,967
                                                                    ----------
TOTAL COMMON STOCKS
(cost $12,487)                                                          13,307
                                                                    ----------

22  Non-US Fund

NON-US FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
PREFERRED STOCKS - 0.8%
AUSTRALIA - 0.2%
News Corp., Ltd.                                          5,300     $       38
                                                                    ----------

                                                                            38
                                                                    ----------
GERMANY - 0.2%
ProSieben Media AG NV (a)                                   226             12
Volkswagen AG                                                26             18
                                                                    ----------

                                                                            30
                                                                    ----------
JAPAN - 0.3%
Sanwa International Financial
Bermuda Trust (conv.)                                 6,000,000             44
                                                                    ----------

                                                                            44
                                                                    ----------
UNITED STATES - 0.1%
WBK STRYPES Trust (conv.)                                   400             12
                                                                    ----------

                                                                            12
                                                                    ----------
TOTAL PREFERRED STOCKS
(cost $112)                                                                124
                                                                    ----------


                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
LONG-TERM INVESTMENTS - 0.0%
JAPAN - 0.0%
MTI Capital, Ltd. (conv.)
     0.500% due 10/01/07 JPY                              1,000     $        6
                                                                    ----------
TOTAL LONG-TERM INVESTMENTS
(cost $5)                                                                    6
                                                                    ----------
SHORT-TERM INVESTMENTS - 11.3%
UNITED STATES - 11.3%
Federated Prime Cash Obligation Fund (b)              $   1,513          1,513
United States Treasury Notes (b)(d)
     5.250% due 07/31/98                                    200            200
                                                                    ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $1,713)                                                            1,713
                                                                    ----------
TOTAL INVESTMENTS
(identified cost $14,317)(c) - 100.1%                                   15,150
OTHER ASSETS AND LIABILITIES,
NET - (0.1)%                                                               (22)
                                                                    ----------

NET ASSETS - 100.0%                                                 $   15,128
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.
(d) Held as collateral in connection with futures contracts purchased by the Fund.

ABBREVIATIONS:
ADR - American Depositary Receipt
NPV - No Par Value
NV  - Nonvoting
PLC - Public Limited Company

FOREIGN CURRENCY ABBREVIATIONS:
JPY - Japanese yen
NLG - Dutch guilder

       The accompanying notes are an integral part of the financial statements.


                                                                 Non-US Fund  23

NON-US FUND

June 30, 1998 (Unaudited)

                                                        UNREALIZED
                                     NUMBER            APPRECIATION
                                       OF             (DEPRECIATION)
                                    CONTRACTS              (000)
                                    ---------         --------------
FUTURES CONTRACTS
(Notes 2 and 3)

FTSE - 100 Index
  Futures Contracts (UK)
  expiration date 09/98                     6         $           12
TOPIX Index
  Futures Contracts (Japan)
  expiration date 09/98                     7                     13
                                                      --------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                             $           25
                                                      --------------
                                                      --------------

(#) At June 30, 1998, United States Treasury Notes valued at $200 were held as collateral in connection with futures contracts purchased by the Fund.


FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS (NOTE 2)


                                                             UNREALIZED
CONTRACTS TO          IN EXCHANGE                           APPRECIATION
  DELIVER                 FOR              SETTLEMENT      (DEPRECIATION)
   (000)                (000)                DATE               (000)
------------         ------------         ------------      ------------
USD       35         JPY    4,855           07/02/98        $         --
USD       34         NLG       70           07/02/98                  --
                                                            ------------
                                                            $         --
                                                            ------------
                                                            ------------


                                                     % OF           MARKET
                                                      NET           VALUE
GEOGRAPHIC DIVERSIFICATION                           ASSETS         (000)
-----------------------------------                 --------      ---------
Europe                                                 46.4%      $   7,023
Japan                                                  17.8           2,684
United Kingdom                                         19.6           2,967
Pacific Basin                                           4.3             658
United States (Short-Term Investments)                 11.3           1,713
Other                                                   0.7             105
                                                    --------      ---------
Total Investments                                     100.1          15,150
Other Assets and Liabilities, Net                      (0.1)            (22)
                                                    --------      ---------
NET ASSETS                                            100.0%      $  15,128
                                                    --------      ---------
                                                    --------      ---------


                                                     % OF           MARKET
                                                      NET           VALUE
INDUSTRY DIVERSIFICATION                             ASSETS         (000)
-----------------------------------                 --------      ---------
Auto & Transportation                                   7.3%      $   1,096
Consumer Discretionary                                 13.6           2,052
Consumer Staples                                        6.9           1,040
Financial Services                                     21.4           3,237
Health Care                                             8.5           1,288
Integrated Oils                                         1.5             234
Materials & Processing                                 10.0           1,511
Miscellaneous                                           1.1             170
Other Energy                                            5.2             784
Producer Durables                                       2.9             435
Technology                                              4.5             686
Utilities                                               5.9             898
Long-Term Investments                                    --               6
Short-Term Investments                                 11.3           1,713
                                                    --------      ---------
Total Investments                                     100.1          15,150
Other Assets and Liabilities, Net                      (0.1)            (22)
                                                    --------      ---------
NET ASSETS                                            100.0%      $  15,128
                                                    --------      ---------
                                                    --------      ---------

       The accompanying notes are an integral part of the financial statements.


24  Non-US Fund

NON-US FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)


ASSETS
Investments at market (identified cost $14,316,957)(Note 2)  . . . . . . . . . . . . . . . . . . . . . .     $    15,150,122
Foreign currency holdings (identified cost $463,268) . . . . . . . . . . . . . . . . . . . . . . . . . .             460,454
Foreign currency exchange spot contracts (cost $69,357)(Note 2). . . . . . . . . . . . . . . . . . . . .              69,357
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              33,070
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              58,491
  Foreign taxes recoverable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              19,739
  From manager . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              28,915
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . . . . . . . . . . . .               6,350
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,631
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          15,831,129


LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      555,209
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .              23,986
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              54,469
Foreign currency exchange spot contracts (cost $69,357)(Note 2). . . . . . . . . . .              69,169
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             702,833
                                                                                                              --------------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   15,128,296
                                                                                                              --------------
                                                                                                              --------------


NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $        22,608
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (83,838)
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             833,165
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              24,967
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,706)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,668
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,319,432
                                                                                                              --------------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   15,128,296
                                                                                                              --------------


NET ASSET VALUE, offering and redemption price per share:
  ($15,128,296 divided by 1,366,779 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        11.07
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.


                                                                 Non-US Fund  25

NON-US FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)

INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      163,256
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,350
  Less foreign taxes withheld. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (15,695)
                                                                                                              --------------


     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             151,911

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       49,076
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              69,805
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,868
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,882
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,014
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,169
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                 534
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,800
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .             145,148
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .             (77,991)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              67,157
                                                                                                              --------------


Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              84,754
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             130,864
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (37,933)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .              (1,987)             90,944
         . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      --------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             827,547
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              24,967
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .               2,126             854,640
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             945,584
                                                                                                              --------------


Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $    1,030,338
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.


26  Non-US Fund

NON-US FUND

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                      FOR THE SIX MONTHS     FOR THE PERIOD
                                                                                      ENDED JUNE 30, 1998  JANUARY 2, 1997* TO
                                                                                          (UNAUDITED)       DECEMBER 31, 1997
                                                                                       -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $          84,754   $          63,616
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              90,944            (112,384)
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .             854,640               1,786
                                                                                       -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .           1,030,338             (46,982)
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (146,521)                 --
  In excess of net realized gain on investments. . . . . . . . . . . . . . . . . . .             (41,639)                 --
                                                                                       -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .            (188,160)                 --
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 5). . . .           7,409,859           6,898,241
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .           8,252,037           6,851,259

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,876,259              25,000
                                                                                       -----------------   -----------------
End of period (including undistributed net investment income of
  $22,608 and $84,375, respectively) . . . . . . . . . . . . . . . . . . . . . . . .   $      15,128,296   $       6,876,259
                                                                                       -----------------   -----------------

* Commencement of operations.


        The accompanying notes are an integral part of the financial statements.


                                                                 Non-US Fund  27

NON-US FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each of the periods and other performance information derived from the financial statements.

                                                                                                  1998*              1997**
                                                                                               ----------         ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .           $    10.03         $    10.00
                                                                                               ----------         ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  .07                .09
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . .                 1.20               (.06)
                                                                                               ----------         ----------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . .                 1.27                .03
                                                                                               ----------         ----------
LESS DISTRIBUTIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (.18)                --
  In excess of net realized gain on investments. . . . . . . . . . . . . . . . . . .                 (.05)                --
                                                                                               ----------         ----------

Total Distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (.23)                --
                                                                                               ----------         ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .           $    11.07         $    10.03
                                                                                               ----------         ----------
                                                                                               ----------         ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                12.76                .30

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . .               15,128              6,876

  Ratios to average net assets (%)(b):
     Operating expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1.30               1.30
     Operating expenses, gross . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2.81               3.60
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1.64                .98

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .                55.62              68.54

*   For the six months ended June 30, 1998 (Unaudited).
** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) The total return for the period is not annualized.
(b) The ratios for the periods ended June 30, 1998 and December 31, 1997 are annualized.


28  Non-US Fund

CORE BOND FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

LONG-TERM INVESTMENTS - 86.4%
CORPORATE BONDS AND NOTES - 25.5%
Amer Express Bank
      5.813% due 03/13/99                            $      150     $      149
American Standard Co.
      7.375% due 04/15/05                                    50             50
Amerus Capital I
  Series A
      8.850% due 02/01/27                                    25             28
Amresco, Inc.
  Series 1998 A
      9.875% due 03/15/05                                    25             25
BankBoston Corporation
      6.875% due 07/15/03                                    25             26
Bankers Trust of NY Corp.
      5.787% due 05/11/03                                   200            200
CBS Corp.
      8.625% due 08/01/12                                    25             27
Citicorp
      9.500% due 02/01/02                                    50             55
Clear Channel Communications
      6.875% due 06/15/18                                    25             25
Colonial Realty LP
      7.160% due 01/17/03 (MTN)                              50             52
Conmed Corp.
      9.000% due 03/15/08                                    25             25
Conseco Financing Trust II
      8.700% due 11/15/26                                    50             56
Conseco Financing Trust III
      8.796% due 04/01/27                                    75             86
Crescent Real Estate Equities
      6.625% due 09/15/02                                    75             74
Dime Bancorp Trust I
  Series A
      9.330% due 05/06/27                                    25             29
ERAC USA Finance Co. (MTN)
      7.500% due 06/15/03                                    50             53
Exide Corp.
      2.900% due 12/15/05                                    50             31
Extendicare Health Services, Inc.
      9.350% due 12/15/07                                    25             25
Ferrellgas LP/Financing Corp.
  Series A
     10.000% due 08/01/01                                    35             37
First Nationwide Holdings, Inc.
     12.500% due 04/15/03                                    25             28
     10.625% due 10/01/03                                    25             28
Florida Residential Property &
Casualty Insurance Co.
  Series 1997- A
      7.250% due 07/01/02                                   100            103
Ford Motor Credit Co.
      5.838% due 06/04/02 (MTN)                             250            250
Global Crossing Holdings Ltd.
      9.625% due 05/15/08                                    75             78
Great Atlantic & Pacific Tea, Inc.
      7.700% due 01/15/04                                    25             25
Grove Worldwide LLC
      9.250% due 05/01/08                                    25             25
Health Care REIT, Inc.
      7.625% due 03/15/08                                    50             50
Homeside Lending, Inc.
      6.750% due 08/01/04 (MTN)                              50             51
Household Finance Corp.
      5.855% due 08/20/01 (MTN)(d)                          150            150
      5.816% due 05/07/02 (MTN)(d)                          150            150
Idex Corp.
      6.875% due 02/15/08                                    50             50
Imperial Capital Trust I
  Series B
      9.980% due 12/31/26                                    25             29
Imperial Credit Industries, Inc.
  Series B
      9.875% due 01/15/07                                    35             35
Jackson National Life Insurance Co.
      8.150% due 03/15/27                                    25             29
Kaufman and Broad Home Corp.
      7.750% due 10/15/04                                    50             50
Lehman Brothers Holdings, Inc.
      6.250% due 04/01/03                                    25             25
Lite-On Technology Corp. (conv.)
  Zero Coupon due 12/01/02                                   50             50
Loewen Group International, Inc.
  Series 7
      7.600% due 06/01/08                                    50             50
Markel Capital Trust I
  Series B
      8.710% due 01/01/46                                    25             27
McLeodusa, Inc.
      8.375% due 03/15/08                                    50             50
Meditrust
      7.375% due 07/15/00                                    25             25


30  Core Bond Fund

CORE BOND FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
MMI Capital Trust I
      7.625% due 12/15/27                            $       25     $       26
Morgan Stanley Dean Witter
      5.875% due 03/11/03 (MTN)                             300            300
Natexis Ambs Co. LLC
  Series A
      8.440% due 12/29/49                                    75             75
Niagara Mohawk Power Corp.
  Series B
      7.000% due 10/01/00                                   400            400
NVR, Inc.
      8.000% due 06/01/05                                    75             74
Ocwen Financial Corp.
     11.875% due 10/01/03                                    50             56
Orion Capital Trust II
      7.701% due 04/15/28                                    75             79
Philip Morris Cos., Inc.
      6.150% due 03/15/00                                   100            100
Premier Parks, Inc. Step Up Bond
  Zero Coupon due 04/01/08                                   25             17
PX Escrow Company Step Up Bond
  Zero Coupon due 02/01/06                                   75             54
Republic of New York Corp.
      5.682% due 10/28/02                                   750            736
Revlon Worldwide Series B
  Zero Coupon due 03/15/01                                  165            128
Rose Hills Corp.
      9.500% due 11/15/04                                    25             26
Salomon, Inc. (MTN)
      6.625% due 11/30/00                                    25             25
Simon Debartolo Group LP
      6.750% due 06/15/05                                    50             50
Sinclair Broadcast Group, Inc.
      8.750% due 12/15/07                                    25             26
Socgen Real Estate Co. LLC
  Series A
      7.640% due 12/29/49                                   100            102
Southland Corp.
  Series A
      4.500% due 06/15/04                                    50             41
Summit Properties Partnership
      7.200% due 08/15/07                                    25             25
Sun Healthcare Group, Inc.
      9.500% due 07/01/07                                    25             25
Tanger Properties LP
      8.750% due 03/11/01                                    25             26
      7.875% due 10/24/04                                    25             25
TCI Communications, Inc.
      7.875% due 02/15/26                                    95            108
Tenet Healthcare Corp.
      8.625% due 12/01/03                                   100            105
      8.125% due 12/01/08                                    50             50
Toll Brothers Corp.
      7.750% due 09/15/07                                    25             25
Travelers Property Casualty Corp.
      6.750% due 04/15/01                                    25             25
Tricon Global Restaurants, Inc.
      7.450% due 05/15/05                                    25             25
United Companies Financial Corp.
      7.700% due 01/15/04                                    25             26
United States Filter Corp.
      6.500% due 05/15/03                                    75             76
Westinghouse Credit Corp.
      8.875% due 06/14/14                                    50             57
Worldcom, Inc.
      7.550% due 04/01/04                                    75             79
                                                                    ----------

                                                                         5,403
                                                                    ----------

EURODOLLAR BONDS - 0.8%
Amvescap PLC
      6.600% due 05/15/05                                    50             51
Argentina (Republic of)
     11.000% due 10/09/06                                    50             50
Flag Ltd.
      8.250% due 01/30/08                                    50             50
Videotron Holdings PLC Step Up Bond
  Zero Coupon due 07/01/04                                   25             25
                                                                    ----------

                                                                           176
                                                                    ----------

MORTGAGE-BACKED SECURITIES - 35.2%
Advanta Mortgage Loan Trust
  Series 97-4 Class M1
      7.040% due 01/25/29                                    50             51
Chase Commercial Mortgage Securities Corp.
      6.600% due 12/19/07                                    25             25
Federal Home Loan Mortgage Corp.
Participation Certificate
      6.000% due 2011                                        89             89
      6.500% due 2028                                       124            123


                                                              Core Bond Fund  31

CORE BOND FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Federal National Mortgage Association
      6.000% due 2008                                $    1,300     $    1,318
      6.500% due 2013                                       471            473
      6.500% due 2028                                       172            171
      7.000% due 2028                                       140            142
Federal National Mortgage Association
  (REMIC)
  Series 1992-10 Class ZD
      8.000% due 11/25/21                                   828            906
Federal National Mortgage Association
      6.500% 30 Year Pass-thru TBA (c)                      975            971
Government National Mortgage Association
      8.000% due 2025                                       235            244
      7.000% due 2026                                       126            128
      7.500% due 2026                                       243            249
      8.000% due 2026                                       202            209
      6.000% due 2027                                       783            794
      7.500% due 2027                                        24             25
Government National Mortgage Association
      7.000% 30 Year TBA (c)                                750            762
      8.000% 30 Year TBA (c)                                425            440
MBNA Master Credit Card Trust
  Series 1994-B Class A
      5.591% due 01/15/02                                   100            100
Oakwood Mortgage Investors, Inc.
  Series 1998 Class B2
      7.750% due 04/15/28                                    75             76
Residential Funding Mortgage Securities I
      6.500% due 04/25/13                                    99            100
Residential Funding Mortgage Securities II
  Series 1997-HS5 Class M1
      7.010% due 05/25/27                                    50             52
                                                                    ----------

                                                                         7,448
                                                                    ----------

UNITED STATES GOVERNMENT
TREASURIES - 24.3%
United States Treasury Bonds
      8.125% due 08/15/19                                   570            736
      6.500% due 11/15/26                                   250            278
      6.625% due 02/15/27                                 1,985          2,242
United States Treasury Notes
      5.875% due 11/15/99                                 1,090          1,095
      6.625% due 06/30/01                                   290            298
      6.625% due 04/30/02                                   415            430
      5.750% due 08/15/03                                    50             50
                                                                    ----------

                                                                         5,129
                                                                    ----------

YANKEE BONDS - 0.6%
Applied International Finance
     11.750% due 10/01/05                                    25             22
Call Net Enterprises, Inc. Step Up Bond
  Zero Coupon due 08/15/07                                   25             19
National Westminster Bank PLC
      7.750% due 04/29/49 (d)                                25             27
Republic of Argentina
      9.500% due 11/30/02 (d)                                25             25
Royal Caribbean Cruises Ltd.
      7.500% due 10/15/27                                    25             26
                                                                    ----------

                                                                           119
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $18,036)                                                          18,275
                                                                    ----------

                                                        NUMBER        MARKET
                                                          OF          VALUE
                                                        SHARES        (000)
                                                      ----------    ----------
PREFERRED STOCKS - 0.6%
El Paso Electric Co.
  Series A                                                  229             25
Equity Office Properties Trust
  Series B                                                1,500             65
Primedia, Inc.                                              250             25
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $117)                                                                115
                                                                    ----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------

SHORT-TERM INVESTMENTS - 17.3%
Bellsouth Telecomm, Inc.
      5.490% due 09/10/98                            $      400            396
Federal Agriculture Mortgage Corp.
  Discount Notes
      5.400% due 07/20/98 (a)(e)                            285            284
Federal Home Loan Mortgage
  Discount Notes
      5.400% due 08/20/98 (a)(e)                            200            198
Federated Prime Cash
  Obligation Fund (a)                                     1,888          1,888


32  Core Bond Fund

CORE BOND FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Florida Power Corp.
      5.500% due 07/08/98 (a)                        $      200     $      200
General Electric Capital Corp.
  Discount Note
      5.490% due 07/22/98 (a)(e)                            300            299
General Motors Acceptance Corp.
      5.530% due 07/29/98 (a)                               400            398
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $3,664)                                                            3,663
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $21,817)(b) - 104.3%                                   22,053

OTHER ASSETS AND LIABILITIES,
NET - (4.3%)                                                              (908)
                                                                    ----------

NET ASSETS - 100.0%                                                 $   21,145
                                                                    ----------
                                                                    ----------


(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.
(c) Forward commitment. See Note 2.
(d) Adjustable or floating rate security.
(e) Rate noted is yield-to-maturity.

ABBREVIATIONS:
MTN - Medium Term Note
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security


        The accompanying notes are an integral part of the financial statements.

                                                              Core Bond Fund  33

CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)

ASSETS
Investments at market (identified cost $21,816,738)(Note 2)  . . . . . . . . . . . . . . . . . . . . . .      $   22,053,443
Cash. . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             285,996
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             215,690
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             666,158
  From Manager . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,459
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,632
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          23,236,378

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       27,890
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . . . .           2,016,686
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .               5,278
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              41,626
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,091,480
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   21,144,898
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      222,591
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              95,213
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .             236,705
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              20,029
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          20,570,360
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   21,144,898
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($21,144,898 divided by 2,002,914 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        10.56
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

34  Core Bond Fund

CORE BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)

INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      345,915
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              75,042
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             420,957

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       40,406
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              30,649
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,369
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,757
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,181
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,169
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                 533
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,676
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .             104,740
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .             (50,865)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              53,875
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             367,082
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             103,813
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .              57,562
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             161,375
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $      528,457
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

                                                              Core Bond Fund  35

CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       FOR THE SIX MONTHS      FOR THE PERIOD
                                                                                      ENDED JUNE 30, 1998   JANUARY 2, 1997* TO
                                                                                           (UNAUDITED)       DECEMBER 31, 1997
                                                                                      -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           367,082   $           461,020
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              103,813                40,078
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .               57,562               179,143
                                                                                      -------------------   -------------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .              528,457               680,241
                                                                                      -------------------   -------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (263,033)             (338,625)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .              (52,532)                   --
                                                                                      -------------------   -------------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .             (315,565)             (338,625)
                                                                                      -------------------   -------------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 5)  . . .           12,409,323             8,156,067
                                                                                      -------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .           12,622,215             8,497,683

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,522,683                25,000
                                                                                      -------------------   -------------------

  End of period (including undistributed net investment income of
     $222,591 and $118,541, respectively)  . . . . . . . . . . . . . . . . . . . . .  $        21,144,898   $         8,522,683
                                                                                      -------------------   -------------------
                                                                                      -------------------   -------------------

* Commencement of operations.


The accompanying notes are an integral part of the financial statements.

36  Core Bond Fund

CORE BOND FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each of the periods and other performance information derived from the financial statements.

                                                                                                 1998*         1997**
                                                                                              ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .          $    10.45     $    10.00
                                                                                              ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .20            .64
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . .                 .19            .30
                                                                                              ----------     ----------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . .                 .39            .94
                                                                                              ----------     ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.23)          (.49)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .                (.05)            --
                                                                                              ----------     ----------

     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.28)          (.49)
                                                                                              ----------     ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .          $    10.56     $    10.45
                                                                                              ----------     ----------
                                                                                              ----------     ----------

TOTAL RETURN (%)(a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                3.86           9.73

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . .              21,145          8,523

  Ratios to average net assets (%)(b):
     Operating expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .80            .80
     Operating expenses, gross . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.56           2.20
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                5.45           6.38

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .               87.64          53.86

*   For the six months ended June 30, 1998 (Unaudited).
** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) The total return for the period is not annualized.
(b) The ratios for the periods ended June 30, 1998 and December 31, 1997 are annualized.


                                                              Core Bond Fund  37

RUSSELL INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 1998 (Unaudited)

1.   ORGANIZATION
     Russell Insurance Funds (the "Investment Company") is a series mutual fund with four investment portfolios, referred to as "Funds." These financial statements report on the Funds, each of which has distinct investment objectives and strategies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     International equity and fixed income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Short-term investments maturing within 60 days of the valuation date are valued at amortized cost unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund. The Funds may lend portfolio securities but have not done so in 1998.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds. From November 1, 1997 to December 31, 1997, the Non-US Fund incurred net realized capital losses of $186,584. As permitted by tax regulations, the Non-US Fund intends to elect to defer these losses and treat them as arising in the year ending December 31, 1998.


38  Notes to Financial Statements

RUSSELL INSURANCE FUNDS

June 30, 1998 (Unaudited)

     The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 1998 are as follows:


                                                                                             NET
                                                   GROSS                GROSS            UNREALIZED
                            FEDERAL TAX          UNREALIZED           UNREALIZED        APPRECIATION
                               COST             APPRECIATION        (DEPRECIATION)     (DEPRECIATION)
                           -------------       --------------       --------------     --------------

Multi-Style Equity         $  43,271,494       $    7,733,804       $     (720,850)    $    7,012,954
Aggressive Equity             18,569,519            3,417,137             (439,314)         2,977,823
Non-US                        14,594,147              976,351             (420,376)           555,975
Core Bond                     21,818,208              292,021              (56,786)           235,235

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make a reclassification among certain of its capital accounts without impacting its net asset value.

     EXPENSES: The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Manager"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: Organization costs of the Funds have been deferred and are being amortized over 60 months on a straight-line basis.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Non-US Fund are translated into U.S. dollars on the following basis:

       (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

       (b) Outstanding purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-US Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Non-US Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Non-US Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.


                                              Notes to Financial Statements  39

RUSSELL INSURANCE FUNDS

June 30, 1998 (Unaudited)

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

     The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn market-like returns with their excess and liquidity reserve cash balances. Hedging is used by some funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that allow them to meet their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-US Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that is recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 1998 are presented on the Statement of Net Assets of the Fund.

     FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

     The Funds may invest in interest rate futures contracts, stock index futures contracts, and foreign currency futures contracts and options thereon that are traded on a United States or foreign exchange or board of trade.

3.   INVESTMENT TRANSACTIONS
     SECURITIES: During the six months ended June 30, 1998, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, futures and repurchase agreements) were as follows:


                                       PURCHASES        SALES                       PURCHASES        SALES
                                     -------------  -------------                  ------------   ------------
     Multi-Style Equity              $  33,885,018  $  15,492,742    Non-US        $  8,605,172   $  2,634,420
     Aggressive Equity                  10,476,001      6,572,083    Core Bond        5,000,396        890,401


40  Notes to Financial Statements

RUSSELL INSURANCE FUNDS

June 30, 1998 (Unaudited)

     Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                              PURCHASES          SALES
                            ------------     ------------
     Core Bond              $ 20,860,440     $ 13,004,779

     FUTURES CONTRACTS: Fund transactions in futures contract purchases for the six months ended June 30, 1998 were as follows:

     MULTI-STYLE EQUITY                           FUTURES CONTRACTS
                                                                  AGGREGATE
                                            NUMBER OF           FACE VALUE OF
                                            CONTRACTS           CONTRACTS (1)
                                           -----------         ---------------
          Outstanding December 31, 1997              2         $       492,475
          Opened                                    56              13,150,927
          Closed                                   (52)            (11,967,677)
                                           -----------         ---------------
          Outstanding June 30, 1998                  6         $     1,675,725
                                           -----------         ---------------
                                           -----------         ---------------


     AGGRESSIVE EQUITY                            FUTURES CONTRACTS
                                                                  AGGREGATE
                                            NUMBER OF           FACE VALUE OF
                                            CONTRACTS           CONTRACTS (1)
                                           -----------         ---------------
          Outstanding December 31, 1997              2         $       329,200
          Opened                                    18               3,331,301
          Closed                                   (14)             (2,591,901)
                                           -----------         ---------------
          Outstanding June 30, 1998                  6         $     1,068,600
                                           -----------         ---------------
                                           -----------         ---------------


     NON-US FUND                                  FUTURES CONTRACTS
                                                                  AGGREGATE
                                            NUMBER OF           FACE VALUE OF
                                            CONTRACTS           CONTRACTS (1)
                                           -----------         ---------------
          Outstanding December 31, 1997             --         $            --
          Opened                                    40               4,003,001
          Closed                                   (27)             (2,820,111)
                                           -----------         ---------------
          Outstanding June 30, 1998                 13         $     1,182,890
                                           -----------         ---------------
                                           -----------         ---------------


     (1) The aggregate face value of contracts is computed on the date each contract was opened.

4.   RELATED PARTIES
     MANAGER: FRIMCo operates and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

     For the six months ended June 30, 1998, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $312,255 before waivers and/or reimbursements. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the following table, of the average daily net assets of the applicable Fund.

                               ANNUAL RATE                     ANNUAL RATE
                               -----------                     -----------
     Multi-Style Equity          0.78%         Non-US             0.95%
     Aggressive Equity           0.95          Core Bond          0.60


                                              Notes to Financial Statements  41

RUSSELL INSURANCE FUNDS

June 30, 1998 (Unaudited)

     FRIMCo has voluntarily agreed to waive a portion of its management fee for each Fund, up to the full amount of its fee, to the extent the Fund's operating expenses exceed specified limits imposed by FRIMCo on an annual basis. Additionally, FRIMCo has voluntarily agreed to reimburse each Fund for all remaining expenses, after fee waivers, that still exceed their respective expense caps.

     The expense caps, waivers and reimbursements as of June 30, 1998 were as follows:



                              EXPENSE    MANAGEMENT         REIMBURSED     TOTAL EXPENSE
                                CAP      FEES WAIVED        BY FRIMCO       REDUCTIONS
                              -------    -----------        ---------       ----------
     Multi-Style Equity        0.92%     $    69,919        $      --       $   69,919
     Aggressive Equity         1.25           47,378               --           47,378
     Non-US                    1.30           49,076           28,915           77,991
     Core Bond                 0.80           40,406           10,459           50,865

     TRANSFER AGENT: The Funds have a contract with FRIMCo, for the Funds listed above, to provide transfer agent services to the Investment Company. Total fees for the six months ended June 30, 1998 were $36,460.

     DISTRIBUTOR: Russell Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

     ACCRUED FEES PAYABLE TO AFFILIATES AS OF JUNE 30, 1998 WERE AS FOLLOWS:

                          MANAGEMENT     TRANSFER
                             FEES       AGENT FEES       TOTALS
                          ---------     ----------     ----------
     Multi-Style Equity   $  38,570     $    6,763     $   45,333
     Aggressive Equity       39,482          8,478         47,960
     Non-US                  17,574          6,412         23,986
     Core Bond                   --          5,278          5,278
                          ---------     ----------     ----------
                          $  95,626     $   26,931     $  122,557
                          ---------     ----------     ----------
                          ---------     ----------     ----------

     BROKERAGE COMMISSIONS: The Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Manager. The Funds also paid brokerage commissions for trades executed through Frank Russell Securities, Inc., an affiliate of FRIMCo. These commissions are net of a refund (up to 70% of gross commissions) paid back to the Fund effecting such transactions after reimbursement for research services provided to FRIMCo. The amount retained by Frank Russell Securities, Inc. for the six months ended June 30, 1998 for the Multi-Style Equity Fund was $10,360 and for the Non-US Fund was $661.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $8,000 per year plus out-of-pocket expenses. Total Trustee expenses were $16,676 for the six months ended June 30, 1998, and were allocated to each Fund on a pro rata basis.

     BENEFICIAL INTEREST: As of June 30, 1998, FRIMCo and the Funds had three client relationships that represented more than 5% of the total outstanding shares of the respective Funds.

                                        CLIENT RELATIONSHIP
                                           PERCENTAGES
                                     ----------------------
     Multi-Style Equity               30%     40%     30%
     Aggressive Equity                22      60      13
     Non-US                           30      30      34
     Core Bond                        36      22      41


42  Notes to Financial Statements

RUSSELL INSURANCE FUNDS

June 30, 1998 (Unaudited)

5.   SHARE TRANSACTIONS
     Share transactions for the periods were as follows:

                                                     SHARES                               DOLLARS
                                       -------------------------------       ---------------------------------
     MULTI-STYLE EQUITY                    1998*             1997**              1998*               1997**
                                       -------------     -------------       -------------       -------------
       Proceeds from shares sold           1,494,422         3,159,950       $  21,089,030       $  35,492,250
       Proceeds from reinvestment
        of distributions                      54,712             9,451             735,431             105,477
       Payments for shares redeemed          (48,732)       (1,321,867)           (685,801)        (16,557,615)
                                       -------------     -------------       -------------       -------------
       Total net increase (decrease)       1,500,402         1,847,534       $  21,138,660       $  19,040,112
                                       -------------     -------------       -------------       -------------
                                       -------------     -------------       -------------       -------------

     AGGRESSIVE EQUITY                     1998*             1997**              1998*               1997**
                                       -------------     -------------       -------------       -------------
       Proceeds from shares sold             404,452         2,044,963       $   5,473,708       $  23,639,882
       Proceeds from reinvestment
        of distributions                      86,919             4,358           1,124,071              44,962
       Payments for shares redeemed          (38,724)         (909,280)           (524,442)        (11,961,760)
                                       -------------     -------------       -------------       -------------
       Total net increase (decrease)         452,647         1,140,041       $   6,073,337       $  11,723,084
                                       -------------     -------------       -------------       -------------
                                       -------------     -------------       -------------       -------------

     NON-US                                1998*             1997**              1998*               1997**
                                       -------------     -------------       -------------       -------------
       Proceeds from shares sold             699,737         1,090,627       $   7,620,489       $  10,979,143
       Proceeds from reinvestment
        of distributions                      17,903                --             188,159                  --
       Payments for shares redeemed          (36,605)         (407,383)           (398,789)         (4,080,902)
                                       -------------     -------------       -------------       -------------
       Total net increase (decrease)         681,035           683,244       $   7,409,859       $   6,898,241
                                       -------------     -------------       -------------       -------------
                                       -------------     -------------       -------------       -------------

     CORE BOND                             1998*             1997**              1998*               1997**
                                       -------------     -------------       -------------       -------------
       Proceeds from shares sold           1,201,221         1,210,165       $  12,558,485       $  12,264,143
       Proceeds from reinvestment
        of distributions                      30,215            33,875             315,565             338,625
       Payments for shares redeemed          (44,480)         (430,582)           (464,727)         (4,446,701)
                                       -------------     -------------       -------------       -------------
       Total net increase (decrease)       1,186,956           813,458       $  12,409,323       $   8,156,067
                                       -------------     -------------       -------------       -------------
                                       -------------     -------------       -------------       -------------

*    For the six months ended June 30, 1998 (Unaudited).
** For the period January 2, 1997 (commencement of operations) to December 31, 1997.

6.   DIVIDENDS
     On July 1, 1998, the Board of Trustees declared the following dividends from net investment income payable on July 7, 1998 to shareholders of record on July 2, 1998.

     Multi-Style Equity                      $0.0129
     Aggressive Equity                        0.0010
     Core Bond                                0.1102

7.   SUBSEQUENT EVENTS
     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.


                                              Notes to Financial Statements  43

RUSSELL INSURANCE FUNDS
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
     George F. Russell, Jr., Chairman
     Lynn L. Anderson
     Paul E. Anderson
     Paul Anton, PhD
     William E. Baxter
     Lee C. Gingrich
     Eleanor W. Palmer

OFFICERS
     Lynn L. Anderson, President and Chief Executive Officer
     Peter F. Apanovitch, Manager of Short Term Investment Funds
     Mark E. Swanson, Treasurer and Chief Accounting Officer
     Randall P. Lert, Director of Investments
     Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
     Frank Russell Investment Management Company
     909 A Street
     Tacoma, WA  98402

CONSULTANT
     Frank Russell Company
     909 A Street
     Tacoma, WA  98402

OFFICE OF SHAREHOLDER INQUIRIES
     909 A Street
     Tacoma, WA  98402
     (800) 832-6688
     In Washington (253) 627-7001

CUSTODIAN
     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, MA  02171

LEGAL COUNSEL
     Stradley, Ronon, Stevens & Young, LLP
     2600 - One Commerce Square
     Philadelphia, PA  19103-7098

INDEPENDENT  ACCOUNTANTS
     PricewaterhouseCoopers LLP
     One Post Office Square
     Boston, MA  02109

DISTRIBUTOR
     Russell Fund Distributors, Inc.
     909 A Street
     Tacoma, WA  98402

MONEY MANAGERS

MULTI-STYLE EQUITY FUND
     Alliance Capital Management L.P., Minneapolis, MN
     Equinox Capital Management, Inc., New York, NY
     Westpeak Investment Advisors, L.P., Boulder, CO

AGGRESSIVE EQUITY FUND
     Rothschild Asset Management, Inc., New York, NY
     Westpeak Investment Advisors, L.P., Boulder, CO

NON-US FUND
     J.P. Morgan Investment Management, Inc., New York, NY
     Oechsle International Advisors, Boston, MA
     The Boston Company Asset Management, Inc., Boston, MA

CORE BOND FUND
     Pacific Investment Management Company, Newport Beach, CA
     Standish, Ayer & Wood, Inc., Boston, MA


THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF RUSSELL INSURANCE FUNDS. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.


44  Manager, Money Managers and Service Providers